Commitments and Contingencies (Details)	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Commitments and Contingencies
Operating lease remaining lease term	3 years 10 months 24 days	4 years 2 months 12 days